Note 21 Deposits from credit institutions (Details) - EUR (€) € in Millions		Jun. 30, 2025	Dec. 31, 2024
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		€ 34,429	€ 34,406
SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		7,029	4,693
MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,689	2,185
TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		894	2,162
South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		2,875	2,963
Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		16,230	17,832
Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		5,712	4,570
Demand deposits at amortized cost [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		6,377	6,977
Demand deposits at amortized cost [Member] | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,057	1,039
Demand deposits at amortized cost [Member] | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		618	973
Demand deposits at amortized cost [Member] | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		28	158
Demand deposits at amortized cost [Member] | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		444	577
Demand deposits at amortized cost [Member] | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		2,906	2,942
Demand deposits at amortized cost [Member] | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,324	1,289
Time deposits and other [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	15,470	15,049
Time deposits and other [Member] | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	3,308	3,116
Time deposits and other [Member] | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	1,071	981
Time deposits and other [Member] | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	864	2,002
Time deposits and other [Member] | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	2,394	2,387
Time deposits and other [Member] | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	3,469	3,313
Time deposits and other [Member] | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	4,363	3,250
Repurchase agreements of deposits from credit institutions
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		12,582	12,380
Repurchase agreements of deposits from credit institutions | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		2,664	538
Repurchase agreements of deposits from credit institutions | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		0	231
Repurchase agreements of deposits from credit institutions | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		2	2
Repurchase agreements of deposits from credit institutions | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		36	0
Repurchase agreements of deposits from credit institutions | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		9,855	11,578
Repurchase agreements of deposits from credit institutions | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		€ 25	€ 31

[1]	(1) Subordinated deposits are included amounting to €103 million and €48 million as of June 30, 2025 and December 31, 2024, respectively.